Share capital (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 04, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares $ / shares	May 31, 2025 USD ($) shares	Feb. 28, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2025 USD ($) shares $ / shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2021 shares	Sep. 30, 2025 shares $ / shares	Feb. 28, 2025 $ / shares	Sep. 30, 2024 $ / shares	Jan. 04, 2024 $ / shares	Dec. 31, 2023 shares	Jun. 29, 2023 shares	Jun. 29, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares
IfrsStatementLineItems [Line Items]
Proceeds from issuance cost | $		$ 20,653							$ 29,345	$ 2,445
Private placement , shares		9,584,100
Purchase price per share | (per share)		$ 3.05			$ 3.05				$ 3.05				$ 3.00
Issuance costs | $		$ 2,460	$ 2			$ 15			$ 2,688	126
Issuance costs, shares		575,046
Fair value of warrants | $		$ 577
Expected volatility		80.67%
Risk free interest rate		4.50%
Expected dividend yield		0.00%
Exercise of warrants, shares			109,545		2,380,554	3,736,400	228,000	321,735
Exercise of warrants | $			$ 75		$ 2,188	$ 1,785	$ 101	$ 155
Share based compensation | $					$ 74		$ 64		146	305
Cash paid to employees for the surrender of vested awards | $									$ 779
Number of outstanding share options						699,442					699,442						794,443
Number of shares vested			609,866
Cash paid to employees and directors for the surrender of vested awards | $			$ 1,001
Share options [member]
IfrsStatementLineItems [Line Items]
Share based compensation | $
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		3,363,631			3,363,631				3,363,631				3,363,631
Share based compensation | $									$ 146	$ 305
Share issue related cost																		1,300,000	997,253
Total shares reserved for issuance																		5,660,884
Number of shares outstanding		3,402,415			3,402,415	3,779,623			3,402,415		3,779,623		3,402,415
Number of shares issued									232,658		100,000
Number of shares vested									609,866
Share options [member]
IfrsStatementLineItems [Line Items]
Number of diluted shares							528,510			528,510
Number of anti-diluted shares							170,932			170,932
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of diluted shares							3,384,511			3,384,511
Number of anti-diluted shares							295,112			295,112
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of diluted shares
Number of anti-diluted shares
Number of shares issued									905,172
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Expected volatility	79.00%
Risk free interest rate	3.80%
Expected dividend yield
Expected term	2 years
Private placements [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance cost | $	$ 26			$ 8,692			$ 2,408
Private placement , shares				5,502,108			7,346,568
Purchase price per share | $ / shares														$ 2.25	$ 0.45	$ 0.50
Issuance costs | $				$ 1,070			$ 213
Issuance costs, shares				330,126			329,899
Fair value of warrants | $				$ 267
Risk free interest rate				4.50%
Expected dividend yield				0.00%
Number of shares issued	120,000
Proceeds from issue of shares | $	$ 37
Fair value of shares issued | $	$ 10
Private placements [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Purchase price per share | $ / shares				$ 2.01
Expected volatility				75.95%
Private placements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Purchase price per share | $ / shares				$ 2.51
Expected volatility				76.58%
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Private placement , shares									15,086,208		7,466,568
Purchase price per share | $ / shares	$ 0.60
Issuance costs | $									$ 3,532		$ 254
Issuance costs, shares											329,899
Exercise of warrants, shares									2,490,099		4,286,135
Exercise of warrants | $									$ 2,263		$ 2,041
Number of shares issued		71,194,664			71,194,664	53,618,357			71,194,664		53,618,357	50,000	71,194,664				41,535,755			125,070	872,183
Number of shares remaining for future issuance												1,211,216